Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000155941 [Member] | Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000155941 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000155941 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000155941 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000155941 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000155941 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
C000155941 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000155941 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000155941 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000155941 [Member] | iShares Russell Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
C000155941 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[2]
C000155941 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[2]
C000155941 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[2]
C000155941 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[2]
C000155941 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[2]
C000155941 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000155941 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[2]
C000155941 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[2]
C000155941 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2],[3]
C000155941 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[2]
C000155941 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[2]
C000155941 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000155941 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[2]
C000163604 [Member] | Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000163604 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000163604 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000163604 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000163604 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000163604 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000163604 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000163604 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000163604 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000163604 [Member] | iShares Russell Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000163604 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[5]
C000163604 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[5]
C000163604 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[5]
C000163604 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[5]
C000163604 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[5]
C000163604 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000163604 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[5]
C000163604 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[5]
C000163604 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5],[6]
C000163604 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[5]
C000163604 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[5]
C000163604 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000163604 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[5]
C000155940 [Member] | Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
C000155940 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
C000155940 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
C000155940 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000155940 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000155940 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000155940 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000155940 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000155940 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000155940 [Member] | iShares Russell Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000155940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[8]
C000155940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[8]
C000155940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[8]
C000155940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[8]
C000155940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[8]
C000155940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[8]
C000155940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[8]
C000155940 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%	[8]
C000155940 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[8],[9]
C000155940 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[8]
C000155940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[8]
C000155940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000155940 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)	[8]
C000159049 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[10]
C000159049 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[10]
C000159049 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[10]
C000159049 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[10]
C000159049 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000159049 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000159049 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000159049 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[10]
C000159049 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[10]
C000159049 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[10]
C000159049 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[11]
C000159049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[11]
C000159049 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[11]
C000159049 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000159049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[11]
C000159049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[11]
C000159049 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[11]
C000159049 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[11]
C000159049 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%	[11]
C000159049 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11],[12]
C000159049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000159049 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000159049 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[11]
C000159048 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[13]
C000159048 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[13]
C000159048 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[13]
C000159048 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[13]
C000159048 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[13]
C000159048 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000159048 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000159048 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000159048 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[13]
C000159048 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[13]
C000159048 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[14]
C000159048 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[14]
C000159048 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[14]
C000159048 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000159048 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[14]
C000159048 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[14]
C000159048 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[14]
C000159048 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[14]
C000159048 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%	[14]
C000159048 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[14],[15]
C000159048 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[14]
C000159048 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[14]
C000159048 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[14]
C000159050 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[16]
C000159050 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[16]
C000159050 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[16]
C000159050 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[16]
C000159050 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
C000159050 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000159050 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[16]
C000159050 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[16]
C000159050 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
C000159050 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
C000159050 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[17]
C000159050 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[17]
C000159050 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[17]
C000159050 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[17]
C000159050 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[17]
C000159050 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[17]
C000159050 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[17]
C000159050 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[17]
C000159050 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%	[17]
C000159050 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[17],[18]
C000159050 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000159050 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000159050 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)	[17]
C000159053 [Member] | iShares Russell Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000159053 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[19]
C000159053 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[19]
C000159053 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[19]
C000159053 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[19]
C000159053 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[19]
C000159053 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[19]
C000159053 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[19]
C000159053 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[19]
C000159053 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[19]
C000159053 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[20]
C000159053 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[20]
C000159053 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[20]
C000159053 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[20]
C000159053 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[20]
C000159053 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[20]
C000159053 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[20]
C000159053 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[20]
C000159053 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[20],[21]
C000159053 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[20]
C000159053 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[20]
C000159053 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[20]
C000159053 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)	[20]
C000159051 [Member] | iShares Russell Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[22]
C000159051 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[22]
C000159051 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[22]
C000159051 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[22]
C000159051 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[22]
C000159051 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[22]
C000159051 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[22]
C000159051 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[22]
C000159051 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[22]
C000159051 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[22]
C000159051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[23]
C000159051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[23]
C000159051 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[23]
C000159051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[23]
C000159051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[23]
C000159051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[23]
C000159051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[23]
C000159051 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[23]
C000159051 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[23],[24]
C000159051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[23]
C000159051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[23]
C000159051 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[23]
C000159051 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)	[23]
C000159052 [Member] | iShares Russell Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[25]
C000159052 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[25]
C000159052 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[25]
C000159052 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[25]
C000159052 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[25]
C000159052 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[25]
C000159052 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[25]
C000159052 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[25]
C000159052 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[25]
C000159052 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[25]
C000159052 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[26]
C000159052 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[26]
C000159052 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[26]
C000159052 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[26]
C000159052 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[26]
C000159052 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[26]
C000159052 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[26]
C000159052 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[26]
C000159052 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[26],[27]
C000159052 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[26]
C000159052 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[26]
C000159052 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[26]
C000159052 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)	[26]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Ten largest sectors are presented. Additional sectors are found in Other.
[4]	Excludes short-term securities.
[5]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[6]	Ten largest sectors are presented. Additional sectors are found in Other.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Ten largest sectors are presented. Additional sectors are found in Other.
[10]	Excludes short-term securities.
[11]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[12]	Ten largest sectors are presented. Additional sectors are found in Other.
[13]	Excludes short-term securities.
[14]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[15]	Ten largest sectors are presented. Additional sectors are found in Other.
[16]	Excludes short-term securities.
[17]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[18]	Ten largest sectors are presented. Additional sectors are found in Other.
[19]	Excludes short-term securities.
[20]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[21]	Ten largest sectors are presented. Additional sectors are found in Other.
[22]	Excludes short-term securities.
[23]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[24]	Ten largest sectors are presented. Additional sectors are found in Other.
[25]	Excludes short-term securities.
[26]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[27]	Ten largest sectors are presented. Additional sectors are found in Other.